INCOME TAX EXPENSE AND DEFERRED TAXES - Income tax expense (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INCOME TAX EXPENSE AND DEFERRED TAXES
Current income tax expense	$ 55,522,189	$ 35,439,707	$ 38,313,980
Current tax adjustment previous period	(735,907)	713,992	312,403
Foreign dividends tax withholding expense	6,987,142	4,534,145	7,364,213
Other current tax expense (income)	(47,569)	(425,958)	474,105
Current income tax expense	61,725,855	40,261,886	46,464,701
Expense (income) for the creation and reversal of temporary differences of deferred tax and others	(6,820,456)	20,905,005	9,100,154
Expense (income) for deferred taxes	(6,820,456)	20,905,005	9,100,154
Total income tax expense	$ 54,905,399	$ 61,166,891	$ 55,564,855